Stock Options (Details Textual) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Stock Options (Textual)
Aggregate intrinsic value	$ 0
Weighted exercise price | $ / shares	$ 0.374
General and administrative expenses	$ 108